WWW TRUST
                        Form N-1A Registration Statement
            File No. 333-03531; 811-07585; Effective November 3, 2000
                         Supplement dated April 25, 2001



The Prospectus of the WWW Trust Registration Statement Post-Effective Amendment No. 7 filed November 1, 2000, is hereby amended to include the following:

         WWW TRUST HAS AMENDED ITS NAME EFFECTIVE AS OF FEBRUARY 24, 2001, TO "THE WWW FUNDS."

         WWW GLOBAL INTERNET FUND HAS COMMENCED INVESTMENT OPERATIONS.

         TIM DIDIEGO HAS BEEN APPOINTED TO THE BOARD OF TRUSTEES:


WWW Internet Fund's investment policies numbers 4, 5 and 16 set forth in the Statement of Additional Information are hereby amended to read as follows:

         4. BORROW MONEY, EXCEPT TO THE EXTENT PERMITTED UNDER THE 1940 ACT OR BY EXEMPTIVE ORDER OF THE SECURITIES AND EXCHANGE COMMISSION. FOR PURPOSES OF THIS INVESTMENT RESTRICTION, THE ENTRY INTO OPTIONS, FORWARD CONTRACTS, FUTURE CONTRACTS, INCLUDING THOSE RELATING TO INDEXES, AND OPTIONS ON FUTURES OR INDEXES SHALL NOT CONSTITUTE BORROWING.

         5. MAKE LOANS, EXCEPT THROUGH (I) THE PURCHASE OF DEBT OBLIGATIONS; (II) THE ENTRY INTO REPURCHASE AGREEMENTS; (III) LOANS OF PORTFOLIO SECURITIES LIMITED TO 33-1/3% OF THE FUND'S TOTAL ASSETS; AND (IV) AS OTHERWISE PERMITTED BY EXEMPTIVE ORDER OF THE SECURITIES AND EXCHANGE COMMISSION.

         16. PURCHASE SECURITIES OF OTHER INVESTMENT COMPANIES, INCLUDING SECURITIES OF OTHER FUNDS OF THE WWW TRUST, EXCEPT AS PERMITTED UNDER THE 1940 ACT AND THE RULES THEREUNDER; AS AMENDED FROM TIME TO TIME, OR BY ANY EXEMPTIVE RELIEF GRANTED BY THE SECURITIES AND EXCHANGE COMMISSION.



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